Long - Term Investments - Components (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Long-Term Investments.
Long -term held - to - maturity investments	¥ 178,153
Equity Securities without ready determinable Fair Value	33,605		¥ 11,969	¥ 11,812	¥ 2,741
Total	¥ 211,758	$ 29,825	¥ 11,969